TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expenses Benefit [Line Items]
Income before taxes on income, as reported in the statements of operations*	$ 6,302	$ 7,151	$ 2,322
Theoretical tax expense	1,670	1,895	581
Less - tax benefits arising from approved enterprise status, see a. above	(271)	(401)	(60)
Theoretical Tax Expense Net of Tax Benefits	1,399	1,494	521
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	42	22	60
Taxes in respect of previous years	(52)	0	107
Changes in valuation allowance	(747)	62	243
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	642	90	(794)
Taxes on income for the reported years:	1,284	1,668	137
* As follows:
Taxable in Israel	5,346	6,145	1,325
Taxable outside Israel	956	1,006	997
Income before taxes on income	$ 6,302	$ 7,151	$ 2,322